NET (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET (LOSS) PER ORDINARY SHARE

18. NET (LOSS) PER ORDINARY SHARE

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(2,258,895)	(234,908)	(594,741)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted	198,596,879	213,635,470	233,216,045
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted	(11.37)	(1.1)	(2.55)

If the company has net income, it should include securities that can be issued under contingent stock agreements and may dilute the underlying EP in the future. The company has 8,230,699 additional stocks in 2022.